Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000012064 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.61%	13.83%		8.86%
C000012097 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.08%	15.11%		11.63%
C000012099 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	9.20%	13.05%		9.09%
C000012195 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.39%	14.90%		8.04%
C000012196 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	2.51%	9.88%		5.76%
C000042588 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	15.03%	8.92%		5.65%
C000099165 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.69%	11.16%		7.98%
C000141931 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	9.99%	13.22%		11.22%
C000194634 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.25%	15.18%	11.31%
S And P Total Market IndeXTM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index™
Average Annual Return, Percent	11.25%	15.02%		11.59%
Morningstar US Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	11.51%	15.18%	12.12%	11.81%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	11.40%	15.12%		11.68%
Dow Jones U S Select Dividend IndexTM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Dividend Index™
Average Annual Return, Percent	12.00%	14.29%		9.29%
Morningstar US Large Mid Cap IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® US Large-Mid Cap Index℠
Average Annual Return, Percent	12.11%	15.17%		11.77%
Morningstar US Large Mid Cap Broad Value IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® US Large-Mid Cap Broad Value Index℠
Average Annual Return, Percent	9.23%	13.12%		9.25%
Morningstar US Mid Cap Broad Value IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® US Mid Cap Broad Value Index℠
Average Annual Return, Percent	5.42%	15.00%		8.23%
Morningstar US Small Cap Extended IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® US Small Cap Extended Index℠
Average Annual Return, Percent	2.48%	9.79%		5.80%
FTSE Nareit Equity REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITs Index
Average Annual Return, Percent	15.07%	8.98%		5.74%
Morningstar Dividend Yield Focus IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® Dividend Yield Focus Index℠
Average Annual Return, Percent	10.74%	11.24%		8.07%
Morningstar US Dividend Growth IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® US Dividend Growth Index℠
Average Annual Return, Percent	10.07%	13.30%		11.30%
Morningstar US Dividend and Buyback IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® US Dividend and Buyback Index℠
Average Annual Return, Percent	12.34%	15.38%	11.53%